FURNITURE, FIXTURES AND EQUIPMENT (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Subtotal - Equipment	$ 7,958	$ 6,613
(Less): Accumulated Depreciation	(2,082)	(1,927)
Net Furniture, Fixtures, and Equipment	5,876	4,686
Office Furniture [Member]
Subtotal - Equipment	2,564	2,564
Computers [Member]
Subtotal - Equipment	$ 5,394	$ 4,049